INTERIM FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
INTERIM FINANCIAL INFORMATION
INTERIM FINANCIAL INFORMATION (Unaudited)
The following is a summary of the Company's selected quarterly financial data for the years ended December 31, 2017 and 2016:

	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017 (a)	Total 2017
Residential:
Pay TV	$1,083,878	$1,071,163	$1,069,946	$1,049,135	$4,274,122
Broadband	625,918	642,620	658,278	681,779	2,608,595
Telephony	180,961	178,261	172,479	169,064	700,765
Business services and wholesale	319,420	323,641	324,642	330,510	1,298,213
Advertising	83,361	97,501	89,292	121,712	391,866
Other	8,721	9,176	7,884	7,608	33,389
Revenue	2,302,259	2,322,362	2,322,521	2,359,808	9,306,950
Operating expenses	(2,052,149)	(2,069,094)	(2,201,946)	(2,142,753)	(8,465,942)
Operating income	$250,110	$253,268	$120,575	$217,055	$841,008
Net income (loss)	$(76,188)	$(479,939)	$(192,434)	$2,243,325	$1,494,764
Net income attributable to noncontrolling interests	(237)	(365)	(135)	(850)	(1,587)
Net income (loss) attributable to Altice USA Inc.'s stockholders	$(76,425)	$(480,304)	$(192,569)	$2,242,475	$1,493,177
Basic and diluted net income (loss) per share attributable to Altice USA Inc.'s stockholders	$(0.12)	$(0.73)	$(0.26)	$3.04	$2.15

(a)
Pursuant to the enactment of the Tax Reform on December 22, 2017, the Company recorded a noncash deferred tax benefit of $2,332,677 to remeasure the net deferred tax liability to adjust for the reduction in the corporate federal income tax rate 35% to 21% which is effective on January 1, 2018.

	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016	Total 2016
Residential:
Pay TV	$279,736	$370,122	$1,066,019	$1,072,996	$2,788,873
Broadband	196,691	245,568	594,932	614,383	1,651,574
Telephony	39,735	55,855	185,834	184,347	465,771
Business services and wholesale	84,404	111,193	309,366	314,578	819,541
Advertising	20,887	29,843	90,555	110,764	252,049
Other	6,136	10,920	13,515	8,833	39,404
Revenue	627,589	823,501	2,260,221	2,305,901	6,017,212
Operating expenses	(573,329)	(777,564)	(2,115,955)	(2,087,555)	(5,554,403)
Operating income	$54,260	$45,937	$144,266	$218,346	$462,809
Net loss	$(140,748)	$(282,129)	$(172,553)	$(236,049)	$(831,479)
Net loss (income) attributable to noncontrolling interests	—	364	(256)	(659)	(551)
Net loss attributable to Altice USA, Inc. stockholders	$(140,748)	$(281,765)	$(172,809)	$(236,708)	$(832,030)
Basic and diluted net loss per share attributable to Altice USA Inc.'s stockholders	$(0.22)	$(0.43)	$(0.27)	$(0.36)	$(1.28)

The Company’s previously reported statements of cash flows for the three months ended March 31, 2017, the six months ended June 30, 2017 and the nine months ended September 30, 2017 reflected distributions to stockholders of $79,617 in cash provided by operating activities. These distributions should have been reflected in financing activities.